SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued salaries and related expenses	$ 4,302	$ 9,155
Accrued sales returns and damages	5,736	2,723
Accrued interest	945	1,424
Accrued professional services	3,134	3,832
Income taxes payable	2,467	408
Related party liability and other	2,228	2,018
Total	$ 18,812	$ 19,560